Cost of goods sold and services provided (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of cost of sales and services provided
Description	Cost of sales and services from agricultural business (i)	Cost of sales and services from sales and services from urban properties and investment business (ii)	Total as of 06.30.21	Total as of 06.30.20	Total as of 06.30.19
Inventories at the beginning of the year	9,878	17,759	27,637	26,036	44,467
Adjustment previous periods (IFRS 15 and 9)	-	-	-	-	(12,504)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	9,161	-	9,161	3,061	1,915
Changes in the net realizable value of agricultural products after harvest	(590)	-	(590)	987	(65)
Lease Pastagem	36	-	36	-	-
Capitalized finance costs	-	-	-	18	26
Currency translation adjustment	(1,003)	(5,814)	(6,817)	11,184	(2,878)
Transfers	112	(306)	(194)	(386)	224
Harvest	17,055	-	17,055	15,980	12,030
Acquisitions and classifications	9,685	1,389	11,074	98,951	100,350
Consumptions	(2,912)	-	(2,912)	(3,920)	(7,306)
Disposals due to sales	-	-	-	(29)	-
Deconsolidation	-	(4,712)	(4,712)	(95,667)	(87,842)
Disposals due to advance in work in progress	-	-	-	397	-
Expenses incurred	4,539	-	4,539	4,912	3,924
Inventories at the end of the year	(14,335)	(1,758)	(16,093)	(27,637)	(26,036)
Cost as of 06.30.21	31,626	6,558	38,184	-	-
Cost as of 06.30.20	24,979	8,908	-	33,887	-
Cost as of 06.30.19	15,808	10,497	-	-	26,305